UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C.  20549
                             FORM 13F
                        FORM 13F COVER PAGE

Report for the Quarter Ended:   December 31, 2004

Check here if Amendment [   ]; Amendment Number:_____
     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holding
                                              entries.

Institutional Investment Manager Filing this Report:

Name:     Marietta Investment Partners, LLC
Address:  100 East Wisconsin Avenue, Suite 2650
          Milwaukee, WI 53202

Form 13F File No:   028-05741

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:          Christine M. Smyth
Title:         Development Director
Phone:         (414) 289-9080
Signature, Place, and Date of Signing:


/s/ Christine M. Smyth      Milwaukee, Wisconsin    2/10/2005
-----------------------   -----------------------  -----------
      (Signature)              (City/State)           (Date)

Report Type (Check only one.):

[ X ]     13F Holdings Report (Check here if all holdings of this
     reporting manager are reported in this report.)

[   ]     13F Notice (Check here if no holdings reported are in
     this report, and all holdings are reported by other reporting manager(s).)

[   ]     13F Combination Report (Check here if a portion of the
     holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
None


Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:         93

Form 13F Information Table Value Total:   $240,411 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
None

                                              Marietta Investment Partners
                                                        FORM 13F
                                                        31-Dec-04
                                                                                                       Voting Authority
                                                                                                     -------------------
                                Title of                  Value     Shares/   Sh/  Put/ Invst   Otr
Name of Issuer                   class         CUSIP      (x$1000)  Prn Amt   Prn  Call Dscrtn  Mgr  Sole     Shr  None
---------------------------   -----------     ---------   --------  -------   ---  ---- ------  ---  -----    ---  -----
3M CO.                         COM             88579Y101      3,565   43,440  SH        Sole          39,090        4,350
ABBOTT LABS                    COM             002824100      1,967   42,175  SH        Sole          39,275        2,900
ADOBE SYS INC.                 COM             00724F101      1,126   17,943  SH        Sole          14,968        2,975
AFLAC INC.                     COM             001055102        426   10,700  SH        Sole          10,700
ALTRIA GROUP INC.              COM             02209S103        222    3,638  SH        Sole           3,638
AMERICAN EXPRESS CO.           COM             025816109      1,020   18,100  SH        Sole          11,850        6,250
AMGEN INC.                     COM             031162100      6,953  108,392  SH        Sole          84,142       24,250
APACHE CORP.                   COM             037411105      5,259  104,002  SH        Sole          85,492       18,510
ASSOCIATED BANC CORP.          COM             045487105        147    4,415  SH        Sole           4,415
BANK OF AMERICA CORP.          COM             060505104      1,535   32,659  SH        Sole          27,549        5,110
BANTA CORP.                    COM             066821109        443    9,897  SH        Sole           9,897
BERKSHIRE HATHAWAY INC CL A    COM             084670108      1,582       18  SH        Sole               1           17
BP PLC                         COM             055622104      1,543   26,414  SH        Sole          26,414
BRIGGS & STRATTON CORP.        COM             109043109      1,410   33,920  SH        Sole          29,600        4,320
BRISTOL MYERS SQUIBB           COM             110122108        484   18,895  SH        Sole          17,295        1,600
CAMPBELL SOUP CO.              COM             134429109        335   11,200  SH        Sole          11,200
CHEVRONTEXACO CORP.            COM             166764100      1,563   29,762  SH        Sole          29,062          700
CISCO SYS INC.                 COM             17275R102      2,767  143,214  SH        Sole         118,814       24,400
CITIGROUP INC.                 COM             172967101      7,465  154,942  SH        Sole         125,318       29,624
COACH INC.                     COM             189754104      7,202  127,691  SH        Sole          90,291       37,400
COCA COLA CO.                  COM             191216100        359    8,625  SH        Sole           7,345        1,280
CONOCOPHILLIPS                 COM             20825C104        300    3,459  SH        Sole           3,459
COSTCO WHSL CORP NEW           COM             22160K105        262    5,420  SH        Sole           4,720          700
DANAHER CORP DEL               COM             235851102      4,863   84,702  SH        Sole          64,202       20,500
DELL INC.                      COM             24702R101      1,021   24,234  SH        Sole          22,384        1,850
DOMINION RES VA NEW            COM             25746U109        640    9,442  SH        Sole           9,442
DOW CHEM CO.                   COM             260543103      1,145   23,136  SH        Sole          23,136
DU PONT E I DE NEMOURS         COM             263534109        995   20,283  SH        Sole          20,283
EMERSON ELEC CO.               COM             291011104      1,101   15,700  SH        Sole          14,900          800
EXXON MOBIL CORP.              COM             30231G102      4,407   85,982  SH        Sole          82,082        3,900
FASTENAL CO.                   COM             311900104        609    9,900  SH        Sole           2,000        7,900
FISERV INC.                    COM             337738108     10,343  257,359  SH        Sole         188,304       69,055
FLEXTRONICS INTL LTD ORD       COM             Y2573F102      3,989  288,625  SH        Sole         226,125       62,500
GENERAL ELEC CO.               COM             369604103     13,205  361,780  SH        Sole         284,752       77,028
GOLDMAN SACHS GROUP            COM             38141G104      5,975   57,428  SH        Sole          46,278       11,150
HARLEY DAVIDSON INC.           COM             412822108        211    3,475  SH        Sole           3,025          450
HERSHEY FOODS CORP.            COM             427866108        244    4,400  SH        Sole             400        4,000
HICKORY TECH CORP.             COM             429060106        211   19,724  SH        Sole          19,724
HOME DEPOT INC.                COM             437076102        366    8,575  SH        Sole           7,675          900
ILLINOIS TOOL WKS INC.         COM             452308109      5,359   57,820  SH        Sole          46,220       11,600
INTERNATIONAL BUSINESS MACHS C COM             459200101      3,081   31,258  SH        Sole          26,108        5,150
ISHARES TR                     DJ SEL DIV INX  464287168      1,050   17,105  SH        Sole          17,005          100
ISHARES TR                     MSCI EAFE IDX   464287465        497    3,100  SH        Sole           2,700          400
JOHNSON & JOHNSON              COM             478160104      5,981   94,303  SH        Sole          76,103       18,200
JPMORGAN CHASE & COMPANY       COM             46625H100      1,669   42,791  SH        Sole          41,537        1,254
KIMBERLY CLARK CORP.           COM             494368103      2,373   36,064  SH        Sole          33,310        2,754
KOHLS CORP.                    COM             500255104        753   15,322  SH        Sole          15,172          150
LAUREATE EDUCATION INC.        COM             518613104        438    9,935  SH        Sole           9,935
LOWES COMPANIES                COM             548661107      6,275  108,963  SH        Sole          84,113       24,850
MANPOWER INC.                  COM             56418H100        524   10,850  SH        Sole          10,850
MASCO CORP.                    COM             574599106      4,602  125,981  SH        Sole          96,481       29,500
MBNA CORP.                     COM             55262L100      6,094  216,163  SH        Sole         175,563       40,600
MEDTRONIC INC.                 COM             585055106      9,333  187,904  SH        Sole         135,154       52,750
MGIC INVT CORP WIS             COM             552848103      1,785   25,900  SH        Sole          24,000        1,900
MICROSOFT CORP.                COM             594918104      7,212  269,895  SH        Sole         212,795       57,100
MIDCAP SPDR TR                 UNIT SER 1      595635103        350    2,890  SH        Sole           2,890
MOLEX INC CL A                 COM             608554200      5,112  191,819  SH        Sole         142,382       49,437
NASDAQ 100 TR                  UNIT SER 1      631100104        552   13,820  SH        Sole           1,420       12,400
NATIONAL PRESTO INDS           COM             637215104        312    6,862  SH        Sole           6,862
NEWMONT MINING CORP.           COM             651639106        277    6,234  SH        Sole           5,234        1,000
NIKE INC CL B                  COM             654106103      5,595   61,692  SH        Sole          47,132       14,560
NORDSTROM INC.                 COM             655664100      4,326   92,582  SH        Sole          76,582       16,000
PALMONE INC.                   COM             69713P107        282    8,950  SH        Sole           8,950
PENWEST PHARMACEUTICAL         COM             709754105        156   13,059  SH        Other         13,059
PEPSICO INC.                   COM             713448108      4,029   77,175  SH        Sole          75,275        1,900
PFIZER INC.                    COM             717081103      2,180   81,055  SH        Sole          81,055
PPG INDS INC.                  COM             693506107        481    7,064  SH        Sole           7,064
PRICE T ROWE GROUP INC.        COM             74144T108      4,261   68,503  SH        Sole          51,603       16,900
PROCTER & GAMBLE CO.           COM             742718109      6,530  118,550  SH        Sole         103,150       15,400
ROYAL DUTCH PETE CO NY REG GLD COM             780257804      1,555   27,100  SH        Sole          25,112        1,988
SALOMON BROTHERS FD            COM             795477108        325   25,000  SH        Sole                       25,000
SARA LEE CORP.                 COM             803111103        804   33,320  SH        Sole          33,320
SENSIENT TECH                  COM             81725T100        631   26,314  SH        Sole          26,314
SMITH INVT CO.                 COM             832118103        274    5,700  SH        Sole           5,700
SNAP ON INC.                   COM             833034101        386   11,248  SH        Sole          11,248
SPDR TR                        UNIT SER 1      78462F103      1,203    9,950  SH        Sole           3,150        6,800
STATE STREET CORP.             COM             857477103      6,758  137,587  SH        Sole         105,527       32,060
STRATTEC SEC CORP.             COM             863111100      1,028   16,422  SH        Sole          15,990          432
SYSCO CORP.                    COM             871829107      4,572  119,772  SH        Sole          89,672       30,100
TARGET CORP.                   COM             87612E106      5,696  109,690  SH        Sole          84,690       25,000
TEXAS INSTRUMENTS INC.         COM             882508104      4,863  197,528  SH        Sole         146,928       50,600
TOTAL LOGISTICS INC.           COM             89151W109        814   30,200  SH        Sole          30,200
URBAN OUTFITTERS INC.          COM             917047102        233    5,257  SH        Sole           5,257
US BANCORP DEL COM NEW         COM             902973304      2,530   80,779  SH        Sole          80,779
WAL MART STORES INC.           COM             931142103        846   16,020  SH        Sole          12,520        3,500
WALGREEN CO.                   COM             931422109      6,796  177,120  SH        Sole         141,620       35,500
WEATHERFORD INTL LTD           COM             G95089101        741   14,450  SH        Sole          14,450
WELLS FARGO CO.                COM             949746101      1,936   31,150  SH        Sole          29,550        1,600
WEYERHAEUSER CO.               COM             962166104        323    4,800  SH        Sole           4,800
WILLIAMS SONOMA INC.           COM             969904101      1,363   38,895  SH        Sole          37,995          900
XEROX CORP.                    COM             984121103        289   17,000  SH        Sole          17,000
YUM BRANDS INC.                COM             988498101        212    4,498  SH        Sole           4,498
ZIMMER HOLDINGS INC W/I        COM             98956P102      7,504   93,664  SH        Sole          71,104       22,560
REPORT SUMMARY                  93                          240,411
